Inventories - Summary of Classes of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Supplies for Production	$ 26,685	$ 35,589
Oil	16,686	25,475
Coal	9,999	10,114
Spare Parts	53,013	32,145
Electrical materials	391,735	328,505
Total	$ 471,433	$ 396,239